Loans (Details Narrative)															1 Months Ended	12 Months Ended				24 Months Ended
	Mar. 01, 2021 USD ($)	Jan. 31, 2021 Integer	Nov. 16, 2020 USD ($) $ / shares shares	May 20, 2020	May 02, 2020 USD ($)	Apr. 24, 2020 USD ($)	Apr. 24, 2020 CAD ($)	Feb. 20, 2020 USD ($)	Jan. 27, 2020 USD ($)	Dec. 03, 2019 USD ($)	Sep. 10, 2019 USD ($)	Aug. 01, 2019 USD ($)	Sep. 28, 2018 shares	Mar. 16, 2018 USD ($)	May 20, 2020 USD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2019 USD ($) shares	Jul. 31, 2018 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Interest expense																$ 5,429	$ 27,650	$ 0
Number of warrants issued upon conversion of borrowings | shares													3,333
Repayments of current borrowings																239,000
Third Parties [Member]
IfrsStatementLineItems [Line Items]
Proceeds from borrowings															$ 20,000
Interest rate				10.00%											10.00%
Loan maturity				repayable on or before December 31, 2020.
Unsecured Loan One [Member] | Third Party [Member]
IfrsStatementLineItems [Line Items]
Proceeds from borrowings										$ 100,000
Interest rate										2.50%
Loan maturity										repayable on or before March 26, 2020
Interest rate after maturity								15.00%
Unsecured Loan Two [Member] | Third Party [Member]
IfrsStatementLineItems [Line Items]
Proceeds from borrowings									$ 50,000
Interest rate									2.50%
Loan maturity									repayable on or before March 26, 2020
Interest rate after maturity								15.00%
Unsecured Loan Three [Member] | Third Party [Member]
IfrsStatementLineItems [Line Items]
Proceeds from borrowings								$ 50,000
Interest rate								2.50%
Loan maturity								repayable on or before March 26, 2020
Interest rate after maturity								15.00%
Unsecured Loans [Member] | Directors and Officer [Member]
IfrsStatementLineItems [Line Items]
Proceeds from borrowings																$ 27,469
Interest rate																2.50%
Canada Emergency Business Account [Member]
IfrsStatementLineItems [Line Items]
Interest rate						0.00%	0.00%
Loan maturity						If the balance is not paid by December 31, 2022, the remaining balance will be converted to a 3-year term loan at 5% annual interest, paid monthly, effective January 1, 2023. The full balance must be repaid by no later than December 31, 2025. No principal payments required until December 31, 2022. Principal repayments can be voluntarily made at any time without fees or penalties.	If the balance is not paid by December 31, 2022, the remaining balance will be converted to a 3-year term loan at 5% annual interest, paid monthly, effective January 1, 2023. The full balance must be repaid by no later than December 31, 2025. No principal payments required until December 31, 2022. Principal repayments can be voluntarily made at any time without fees or penalties.
Interest rate after maturity						15.00%	15.00%
Proceeds from government grants						$ 32,560	$ 40,000
Forgiveness from government						$ 8,140
Borrowings outstanding balance																					$ 25,986
Interest expense on other financial liabilities																$ 3,650
Canada Emergency Business Account [Member] | Forecast [Member]
IfrsStatementLineItems [Line Items]
Repayments of borrowings																				$ 24,420
Paycheck Protection Program [Member]
IfrsStatementLineItems [Line Items]
Proceeds from borrowings					$ 127,030
Interest rate					1.00%
Interest expense																3,300
Unsecured Convertible Debenture [Member]
IfrsStatementLineItems [Line Items]
Proceeds from borrowings			$ 215,710
Interest rate			5.00%
Loan maturity			due on the earlier of (i) 5 years from the issue date; (ii) the Company receiving $1,628,000 or more by way of private placement or public offering; or (iii) such earlier date as the principal amount hereof may become due, subject to extension upon mutual agreement of the Company and the holder of the Debenture;
Interest expense																2,467	5,520
Borrowings outstanding balance			$ 305,250
Percentage of original discount			29.33%
Warrants | shares			691.88
Description of conversion of debt to equity			The Debenture was convertible, at the option of the holder thereof, from the period beginning on May 16, 2021, until the repayment of the Debenture in full, into that number of Shares of the Company (“Shares”) computed on the basis of the principal amount of the Debenture divided by the conversion price of $4.41 per Common Share (the “Conversion Price”).Each Debenture Warrant entitles the holder thereof to purchase one Common Share of the Company (each a “Warrant Share”) for a period of five (5) years from the Closing Date at a price of $4.41 per Warrant Share, subject to adjustment as set forth in the Warrants. Each Warrant may also be exercised by presentation and surrender of the Warrant to the Company with a written notice of the Subscriber’s intention to effect a cashless exercise.
Brokerage fee expense			$ 21,571
Net proceeds from borrowings			191,461
Liability component			118,769
Equity component			28,712
Warrants			28,712
Broker warrants			15,268
Transaction costs			$ 129,057
Accretion expenses																$ 7,385	$ 16,521
Gain (loss) extinguishment of borrowings	$ 175,903
Unsecured Convertible Debenture [Member] | Historical volatility for shares, measurement input [member]
IfrsStatementLineItems [Line Items]
Input used in the measurement of fair value		100
Unsecured Convertible Debenture [Member] | Interest rate, measurement input [member]
IfrsStatementLineItems [Line Items]
Input used in the measurement of fair value		0.49
Unsecured Convertible Debenture [Member] | Expeceted Life Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Input used in the measurement of fair value, description		5 years
Unsecured Convertible Debenture [Member] | Share Price Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Input used in the measurement of fair value | Integer		4.25
Unsecured Convertible Debenture [Member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued as commission | shares			48.90
exercise price | $ / shares			$ 0.0441
Exercise period			5 years
Unsecured Convertible Note [Member]
IfrsStatementLineItems [Line Items]
Interest rate														5.00%
Loan maturity														The original repayment date of the Convertible Notes was September 16, 2018.
Borrowings outstanding balance														$ 885,000
Description of conversion of debt to equity														each Convertible Note is convertible, at the option of the holder, into (i) common shares of BriaCell for so long as the Convertible Note is outstanding, at a fixed conversion price of $24.42 per common share, for a period of nine months from the date of issuance, which may be extended by the applicable holder and (ii) for each common share issued as a result of conversion, one warrant. The warrants are valid for 36 months from their issuance date and each warrant is exercisable for one common share at an exercise price of $34.19. On April 23, 2019, the Company revised the exercise price of these warrants from $34.19 to $29.30.
Borrowings conversion amount																		$ 549,161	$ 86,970
Number of shares issued upon conversion of borrowings | shares																		22,488	3,561
Number of warrants issued upon conversion of borrowings | shares																		22,488	3,561
Repayments of current borrowings											$ 362,819